Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Held-to-maturity securities
Amortized cost	$ 3,400,000	$ 3,400,000
Estimated fair value	3,400,000	3,400,000
Carrying Value	3,400,000	3,400,000
Available-for-sale securities
Amortized cost	5,018,996,000	4,254,960,000
Gross unrealized gains	4,072,000	17,197,000
Gross unrealized losses	(605,272,000)	(58,237,000)
Estimated fair value, Available for sale securities	4,417,796,000	4,213,920,000
Total Amortized cost	5,018,996,000	4,254,960,000
Available for sale debt securities and equity securities	4,417,796,000
Collateral Pledged
Available-for-sale securities
Amortized cost	1,562,832,000
Estimated Fair Value
Available-for-sale securities
Available for sale debt securities and equity securities	4,417,796,000	4,213,920,000
Reported Value Measurement
Available-for-sale securities
Available for sale debt securities and equity securities	4,417,796,000	4,213,920,000
US Treasury Securities
Available-for-sale securities
Amortized cost	49,752,000
Gross unrealized losses	(359,000)
US Treasury Securities | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	49,393,000
US Treasury Securities | Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	49,393,000
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	4,805,735,000	4,213,441,000
Gross unrealized gains	3,145,000	14,159,000
Gross unrealized losses	(599,668,000)	(58,237,000)
Residential mortgage-backed securities | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	4,209,212,000	4,169,363,000
Residential mortgage-backed securities | Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	4,209,212,000	4,169,363,000
US Government Corporations and Agencies Securities [Member]
Available-for-sale securities
Estimated fair value, Available for sale securities	681,121,000	824,474
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities
Estimated fair value, Available for sale securities	3,528,091,000	3,344,889
States and political subdivisions
Available-for-sale securities
Amortized cost	163,509,000	41,519,000
Gross unrealized gains	927,000	3,038,000
Gross unrealized losses	(5,245,000)
States and political subdivisions | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	159,191,000	44,557,000
States and political subdivisions | Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	159,191,000	44,557,000
Other Debt Obligations
Held-to-maturity securities
Amortized cost	3,400,000	3,400,000
Estimated fair value	3,400,000	3,400,000
Carrying Value	$ 3,400,000	$ 3,400,000